,	K&L Gates LLP 70 West Madison Street Suite 3100 Chicago, IL 60602-4207 T 312.372.1121 www.klgates.com
Mark R. Greer D 312.807.4393 F 312.827.8010 mark.greer@klgates.com

December 18, 2013

BY EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

PowerShares Exchange-Traded Fund Trust

1933 Act Registration No. 333-102228

1940 Act Registration No. 811-21265

On behalf of PowerShares Exchange-Traded Fund Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), post-effective amendment no. 245 to the Trust’s registration statement under the Securities Act, which is also amendment no. 247 to its registration under the 1940 Act (the “Amendment”).

Reason for Amendment. This Amendment is being filed primarily to modify the names, investment objectives, underlying indexes, and principal investment strategies of certain series of the Trust (each, a “Fund,” and collectively, the “Funds”). The Funds will be offered pursuant to a separate prospectus and statement of additional information and, as a result, the prospectus and statement of additional information for the other series of the Trust will not be affected by this filing.

Request for Selective Review. As provided in Investment Company Release No. 13768 (February 15, 1984), we respectfully request selective review of this registration statement, and that your review be limited to the revised names, investment objectives, underlying indexes, and principal investment strategies for the Funds, as set forth in this Amendment. In all other material respects, the information contained in the Amendment relating to the Funds and the Trust is substantially similar to the information set forth in post-effective amendment no. 243 to the Trust’s registration statement under the Securities Act, which was filed on August 28, 2013, relating to all the series of the Trust, as well as post-effective amendment no. 430 to the registration statement of PowerShares Exchange-Traded Trust II, a separate trust within the PowerShares Fund Complex, that was filed on November 12, 2013.

Effective Date. This filing is being made pursuant to Rule 485(a)(1) under the Securities Act, to become effective 60 days after filing.

Securities and Exchange Commission

December 18, 2013

Performance, Expense and Financial Information. Updated performance, expense and financial information, as well as certain other updating information (as indicated in the filing), will be added by subsequent amendment, to be filed prior to the effective date of this Amendment.

Comments. Please direct any comments on this filing to the undersigned at (312) 807-4393 or to Alan Goldberg at
(312) 807-4227.

Very truly yours,

By:	/s/ Mark Greer
Mark Greer